Segment Information by geographical area (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information by geographical area
Schedule of segment information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2017
Non-Group sales	39,032	83,255	16,889	17,581	14,736	171,493
Property, plant and equipment, intangible assets, net	6,397	18,260	18,469	42,849	38,009	123,984
Capital expenditures	1,193	2,805	2,916	5,030	4,952	16,896
For the year ended December 31, 2016
Non-Group sales	33,472	71,551	15,383	15,294	14,043	149,743
Property, plant and equipment, intangible assets, net	5,361	20,647	19,154	45,032	37,139	127,333
Capital expenditures	1,835	3,842	2,825	6,859	5,169	20,530
For the year ended December 31, 2015
Non-Group sales	36,536	79,463	14,857	17,612	16,889	165,357
Property, plant and equipment, intangible assets, net	4,123	22,354	17,169	43,536	36,885	124,067
Capital expenditures	980	4,783	3,493	9,154	9,623	28,033